PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 97.0%
Common Stocks
Automobiles 7.1%
Tesla, Inc.*(a)	584,803	$393,818,036
Biotechnology 0.6%
Vertex Pharmaceuticals, Inc.*	114,572	32,285,244
Capital Markets 3.5%
Goldman Sachs Group, Inc. (The)	232,034	68,918,738
KKR & Co., Inc.	1,083,189	50,140,819
S&P Global, Inc.	213,565	71,984,219
		191,043,776
Energy Equipment & Services 1.6%
Schlumberger NV(a)	2,438,723	87,208,734
Entertainment 0.4%
ROBLOX Corp. (Class A Stock)*(a)	714,731	23,486,061
Equity Real Estate Investment Trusts (REITs) 1.7%
American Tower Corp.	357,003	91,246,397
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	217,381	104,186,366
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	653,983	71,055,253
Dexcom, Inc.*	412,328	30,730,806
Intuitive Surgical, Inc.*	162,730	32,661,538
		134,447,597
Health Care Providers & Services 2.2%
UnitedHealth Group, Inc.	239,674	123,103,757
Hotels, Restaurants & Leisure 3.4%
Airbnb, Inc. (Class A Stock)*(a)	809,307	72,093,068
Chipotle Mexican Grill, Inc.*(a)	43,582	56,973,005
Marriott International, Inc. (Class A Stock)	418,473	56,916,513
		185,982,586

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 9.0%
Alphabet, Inc. (Class A Stock)*	90,456	$197,127,143
Alphabet, Inc. (Class C Stock)*	88,190	192,911,215
Meta Platforms, Inc. (Class A Stock)*	357,202	57,598,822
Snap, Inc. (Class A Stock)*	1,688,604	22,171,371
ZoomInfo Technologies, Inc.*(a)	735,558	24,449,948
		494,258,499
Internet & Direct Marketing Retail 6.9%
Amazon.com, Inc.*	3,079,740	327,099,185
MercadoLibre, Inc. (Brazil)*(a)	84,719	53,954,990
		381,054,175
IT Services 9.0%
Adyen NV (Netherlands), 144A*	62,742	91,295,282
Mastercard, Inc. (Class A Stock)	492,660	155,424,377
Snowflake, Inc. (Class A Stock)*(a)	407,971	56,732,447
Visa, Inc. (Class A Stock)(a)	968,172	190,623,385
		494,075,491
Life Sciences Tools & Services 2.2%
Danaher Corp.	468,901	118,875,782
Multiline Retail 0.7%
Target Corp.(a)	278,371	39,314,336
Personal Products 2.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	508,853	129,589,594
Pharmaceuticals 4.7%
Eli Lilly & Co.	580,752	188,297,221
Novo Nordisk A/S (Denmark), ADR	647,043	72,100,001
		260,397,222
Road & Rail 1.1%
Uber Technologies, Inc.*	3,087,088	63,161,820
Semiconductors & Semiconductor Equipment 5.3%
ASML Holding NV (Netherlands)	67,498	32,120,948

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Broadcom, Inc.	213,234	$103,591,210
NVIDIA Corp.	1,028,302	155,880,300
		291,592,458
Software 14.8%
Adobe, Inc.*	277,649	101,636,193
Atlassian Corp. PLC (Class A Stock)*	365,917	68,572,846
Crowdstrike Holdings, Inc. (Class A Stock)*	546,634	92,140,627
HubSpot, Inc.*(a)	76,686	23,055,646
Microsoft Corp.	1,316,899	338,219,170
Salesforce, Inc.*	951,467	157,030,114
Trade Desk, Inc. (The) (Class A Stock)*(a)	786,976	32,966,424
		813,621,020
Specialty Retail 3.9%
Home Depot, Inc. (The)	310,873	85,263,138
O’Reilly Automotive, Inc.*	80,809	51,051,894
TJX Cos., Inc. (The)(a)	1,391,449	77,712,426
		214,027,458
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	2,780,842	380,196,718
Textiles, Apparel & Luxury Goods 5.4%
Lululemon Athletica, Inc.*	257,872	70,298,486
LVMH Moet Hennessy Louis Vuitton SE (France)	223,504	136,282,156
NIKE, Inc. (Class B Stock)	913,886	93,399,149
		299,979,791

Total Long-Term Investments (cost $3,199,566,812)		5,346,952,918

Short-Term Investments 9.6%
Affiliated Mutual Fund 6.6%
PGIM Institutional Money Market Fund (cost $362,772,823; includes $362,336,859 of cash collateral for securities on loan)(b)(we)	363,193,291	362,866,417

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value

Unaffiliated Fund 3.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $166,390,055)	166,390,055	$166,390,055

Total Short-Term Investments (cost $529,162,878)		529,256,472

TOTAL INVESTMENTS 106.6% (cost $3,728,729,690)		5,876,209,390
Liabilities in excess of other assets (6.6)%		(362,375,863)

Net Assets 100.0%		$5,513,833,527

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $348,734,987; cash collateral of $362,336,859 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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